Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of employee benefits [text block] [Abstract]
Schedule of employee benefits
	SIX MONTHS ENDED
	JUNE 30,	JUNE 30,
	2021	2020
Salaries	812,158	613,677
Pension costs	66,002	78,248
Share based compensation expense	969,739	167,908
Other employee costs and social benefits	257,108	111,671
Total employee benefits	2,105,007	971,504